Taxation (Details)		12 Months Ended
		Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Taxation [Line Items]
Federal corporate income tax rate		21.00%	21.00%
Profits tax rates		8.84%	8.84%
Profit tax rates		8.25%	8.25%
Assessable profits (in Dollars)			$ 2,000,000
Statutory tax rate		16.50%	16.50%
Part of assessable profits (in Dollars)			$ 2,000,000
Assessable profits tax rate		16.50%	16.50%	16.50%	16.50%
Net taxable loss		$ 210,439	$ 1,647,381
Valuation allowance deferred tax assets (in Dollars)	[1]	$ 31,456
Deferred tax assets on tax loss carry forwards (in Dollars)				6,663
Deferred tax liability				$ 21,785		$ 58,525
Hong Kong profit tax rates		8.25%	8.25%
Assessable profits (in Dollars)			$ 2,000,000
Percentage of assessable profits		16.50%	16.50%
HONG KONG
Taxation [Line Items]
Profits tax rates		16.50%	16.50%
Profit tax rates		16.50%	16.50%
Assessable profits (in Dollars)			$ 2,000,000
Statutory tax rate		8.25%	8.25%
Part of assessable profits (in Dollars)			$ 2,000,000
Deferred tax liability							$ 186,652
Assessable profits (in Dollars)			$ 2,000,000
Percentage of assessable profits		16.50%	16.50%

[1]	The Group had a net taxable loss of HK$1,647,381 (US$210,439) arising from the PAM’s and PPWM’s operation as of September 30, 2023, which was available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $31,456 and $nil for the years ended September 30, 2023 and 2022, respectively.